UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Financials - 18.3%
Capital Markets - 4.6%
BlackRock, Inc.-Class A	64,034	$12,680,013
Franklin Resources, Inc.	91,300	11,015,345
Goldman Sachs Group, Inc. (The)	128,000	20,943,360
Northern Trust Corp.	183,340	9,530,013
SEI Investments Co.	230,480	5,335,612
State Street Corp.	214,070	10,001,350

		69,505,693

Commercial Banks - 1.5%
PNC Financial Services Group, Inc.	167,260	10,035,600
Wells Fargo & Co.	404,800	13,123,616

		23,159,216

Diversified Financial Services - 4.8%
IntercontinentalExchange, Inc. (a)	50,200	6,048,598
JPMorgan Chase & Co.	1,494,150	67,147,101

		73,195,699

Insurance - 7.4%
ACE Ltd.	625,800	38,543,022
Arch Capital Group Ltd. (a)	123,155	10,868,429
Axis Capital Holdings Ltd.	925,388	32,925,305
Loews Corp.	308,825	12,368,441
Travelers Cos., Inc. (The)	331,100	18,627,686

		113,332,883

		279,193,491

Health Care - 15.7%
Biotechnology - 5.3%
Amgen, Inc. (a)	918,000	50,563,440
Gilead Sciences, Inc. (a)	777,300	29,832,774

		80,396,214

Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.-Class A	463,400	16,617,524
Cardinal Health, Inc.	306,800	12,735,268
UnitedHealth Group, Inc.	1,160,700	47,646,735

		76,999,527

Pharmaceuticals - 5.3%
Abbott Laboratories	213,100	9,623,596
Eli Lilly & Co.	304,400	10,583,988
Endo Pharmaceuticals Holdings, Inc. (a)	160,675	5,337,624
Forest Laboratories, Inc. (a)	545,942	17,612,089
Merck & Co., Inc.	455,820	15,119,549
Pfizer, Inc.	1,275,540	23,240,339

		81,517,185

		238,912,926

Information Technology - 14.1%
Computers & Peripherals - 2.7%
Apple, Inc. (a)	62,400	21,173,568

EMC Corp. (a)	230,750	5,743,367
Hewlett-Packard Co.	321,400	14,684,766

		41,601,701

IT Services - 4.1%
Accenture PLC	300,168	15,449,647
Amdocs Ltd. (a)	381,600	11,119,824
International Business Machines Corp.	186,300	30,180,600
VeriFone Systems, Inc. (a)	132,039	5,273,638

		62,023,709

Semiconductors & Semiconductor Equipment - 2.1%
Avago Technologies Ltd.	355,700	10,212,147
Intel Corp.	587,600	12,609,896
Marvell Technology Group Ltd. (a)	429,400	8,162,894

		30,984,937

Software - 5.2%
Activision Blizzard, Inc.	1,295,017	14,620,742
MICROS Systems, Inc. (a)	290,360	13,281,066
Microsoft Corp.	1,436,100	39,815,873
Oracle Corp.	370,300	11,860,709

		79,578,390

		214,188,737

Energy - 13.7%
Energy Equipment & Services - 1.7%
Helmerich & Payne, Inc.	243,200	14,283,136
Oceaneering International, Inc. (a)	153,715	11,871,409

		26,154,545

Oil, Gas & Consumable Fuels - 12.0%
BP PLC (Sponsored ADR)	970,200	46,055,394
Chevron Corp.	655,400	62,217,122
Devon Energy Corp.	169,100	14,997,479
Exxon Mobil Corp.	551,500	44,495,020
Occidental Petroleum Corp.	147,550	14,265,134

		182,030,149

		208,184,694

Industrials - 12.8%
Aerospace & Defense - 4.9%
Honeywell International, Inc.	433,600	24,285,936
ITT Corp.	42,600	2,509,992
L-3 Communications Holdings, Inc.	74,350	5,817,887
Raytheon Co.	624,630	31,225,254
United Technologies Corp.	138,800	11,284,440

		75,123,509

Construction & Engineering - 0.7%
URS Corp. (a)	256,180	11,387,201

Electrical Equipment - 3.1%
AMETEK, Inc.	353,550	14,417,769
Emerson Electric Co.	354,100	20,849,408

Hubbell, Inc.-Class B	185,100	11,335,524

		46,602,701

Machinery - 2.3%
Dover Corp.	452,200	28,986,020
Joy Global, Inc.	64,470	5,620,495

		34,606,515

Road & Rail - 1.8%
Norfolk Southern Corp.	455,964	27,900,437

		195,620,363

Consumer Discretionary - 9.3%
Internet & Catalog Retail - 1.2%
Liberty Media Corp.-Interactive (a)	1,131,100	17,916,624

Leisure Equipment & Products - 0.1%
Mattel, Inc.	87,278	2,066,743

Media - 5.7%
Comcast Corp.-Class A	1,769,150	40,248,162
Interpublic Group of Cos., Inc. (The) (a)	2,112,084	22,578,178
News Corp.-Class A	1,259,180	18,912,884
Time Warner, Inc.	173,133	5,445,033

		87,184,257

Multiline Retail - 1.3%
Kohl’s Corp. (a)	196,400	9,973,192
Target Corp.	187,100	10,258,693

		20,231,885

Specialty Retail - 1.0%
TJX Cos., Inc.	318,300	15,084,237

		142,483,746

Consumer Staples - 7.7%
Beverages - 0.4%
Molson Coors Brewing Co.-Class B	127,400	5,971,238

Food & Staples Retailing - 1.6%
Kroger Co. (The)	1,147,658	24,559,881

Food Products - 0.4%
ConAgra Foods, Inc.	255,085	5,696,048

Household Products - 0.7%
Kimberly-Clark Corp.	167,400	10,835,802

Tobacco - 4.6%
Lorillard, Inc.	589,631	44,363,837
Philip Morris International, Inc.	446,600	25,563,384

		69,927,221

		116,990,190

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	1,319,100	36,301,632
Qwest Communications International, Inc.	2,721,700	19,405,721
Verizon Communications, Inc.	714,500	25,450,490

		81,157,843

Utilities - 1.7%
Gas Utilities - 0.9%
Energen Corp.	259,800	14,522,820

Multi-Utilities - 0.8%
DTE Energy Co.	248,800	11,509,488

		26,032,308

Materials - 0.5%
Chemicals - 0.5%
Valspar Corp.	219,200	8,191,504

Total Common Stocks (cost $1,283,030,038)		1,510,955,802

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.16% (b) (cost $28,171,181)	28,171,181	28,171,181

Total Investments - 100.9% (cost $1,311,201,219) (c)		1,539,126,983
Other assets less liabilities - (0.9)%		(13,856,833)

Net Assets - 100.0%		$1,525,270,150

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $240,119,512 and gross unrealized depreciation of investments was $(12,193,748), resulting in net unrealized appreciation of $227,925,764.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth & Income Fund

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,510,955,802	$—	$—	$1,510,955,802
Short-Term Investments	28,171,181	—	—	28,171,181

Total Investments in Securities	1,539,126,983	—	—	1,539,126,983
Other Financial Instruments*	—	—	—	—

Total	$1,539,126,983	$—	$—	$1,539,126,983

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2011